Income taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current taxes:
Current taxes	€ 5,228	€ 5,370	€ 4,021
Net deferred taxes:
Net deferred taxes	363	600	(554)
Income tax expense	5,591	5,970	3,467
Italy
Current taxes:
Current taxes	347	301	712
Net deferred taxes:
Net deferred taxes	599	130	(464)
Foreign current income tax expense	137
Exploration & Production | Foreign (outside Italy)
Current taxes:
Current taxes	4,729	4,906	3,167
Net deferred taxes:
Net deferred taxes	(172)	497	(162)
Other segments | Foreign (outside Italy)
Current taxes:
Current taxes	152	163	142
Net deferred taxes:
Net deferred taxes	€ (64)	€ (27)	€ 72